Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Vessels, net
Vessels	Cost	Accumulated Depreciation	Net Book Value

Balance at December 31, 2012	$ 1,024,531	$ (83,793)	$ 940,738
Additions	504,355	(53,501)	450,854
Disposals	(50,000)	11,539	(38,461)
Balance at December 31, 2013	$ 1,478,886	$ (125,755)	$ 1,353,131
Additions	246,918	(31,283)	215,635
Impairment loss	(22,724)	12,006	(10,718)
Disposals	(18,276)	78	(18,198)
Balance at June 30, 2014	$ 1,684,804	$ (144,954)	$ 1,539,850